Cat Financial Financing Activities (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for credit loss activity:
Balance at beginning of year	$ 376	$ 391	$ 351
Adjustment to adopt consolidation of variable-interest entities	18
Provision for credit losses	205	225	192
Receivables written off	(288)	(281)	(144)
Recoveries on receivables previously written off	51	28	23
Other-net		13	(31)
Balance at end of year	$ 362	$ 376	$ 391